SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES	12 Months Ended
Dec. 31, 2016
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

SCHEDULE II

INTERNATIONAL BUSINESS MACHINES CORPORATION AND SUBSIDIARY COMPANIES
VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
For the Years Ended December 31:
(Dollars in Millions)

Description	Balance at Beginning of Period	Additions*	Write-offs**	Other***	Balance at End of Period
Allowance For Credit Losses
2016
—Current	$909	$87	$(307)	$(13)	$675

—Noncurrent	$118	$(2)	$(7)	$(8)	$101

2015
—Current	$829	$226	$(92)	$(55)	$909

—Noncurrent	$126	$8	$(1)	$(14)	$118

2014
—Current	$636	$276	$(48)	$(35)	$829

—Noncurrent	$80	$57	$(4)	$(7)	$126

Allowance For Inventory Losses
2016	$483	$178	$(150)	$14	$525

2015	$564	$165	$(230)	$(15)	$483

2014	$623	$211	$(232)	$(38)	$564

Revenue Based Provisions
2016	$505	$1,377	$(1,392)	$(9)	$481

2015	$616	$1,658	$(1,741)	$(28)	$505

2014	$827	$2,519	$(2,693)	$(37)	$616

*	Additions for Allowance for Credit Losses and Allowance for Inventory Losses are charged to expense and cost accounts, respectively, while Revenue Based Provisions are charged to revenue accounts.
**

See Note A, "Significant Accounting Policies," on Exhibit 13 to Form 10-K, page 98 in the Notes to the Consolidated Financial Statements for additional information regarding allowance for credit loss write-offs.

***	Primarily comprises currency translation adjustments.